Note 9 - Long-term Debt (Details Textual)						1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Dec. 22, 2016 USD ($)	Feb. 25, 2016 USD ($)	Feb. 12, 2016 USD ($)	Mar. 20, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2016 USD ($)	Nov. 29, 2016 USD ($)	Sep. 29, 2016 USD ($)
Long-term Debt							$ 52,356,915
Property, Plant and Equipment Value to Outstanding Facility Amount						75.00%						130.00%
Repayments of Long-term Debt							18,464,125	$ 22,135,960	$ 14,687,000
Proceeds from Issuance of Long-term Debt							$ 28,300,000	8,400,000	23,300,000
Limited Dividends Percentage Loans to Profits							60.00%
Restricted Cash and Cash Equivalents							$ 6,140,007	10,466,743
Interest Expense							1,918,673	1,336,345	$ 2,015,155
Imputed Interest							497,813	$ 697,048
Affiliated Entity [Member]
Debt Instrument, Face Amount										$ 2,000,000	$ 2,000,000
Affiliated Entity [Member] | Subsequent Event [Member]
Interest Paid	$ 50,556
Eurobank [Member]
Debt Instrument, Periodic Payment				$ 460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 8,980,000
Debt Instrument, Number of Periodic Payments				12
Proceeds from Issuance of Long-term Debt				$ 14,500,000
Debt Instrument, Collateral Amount				2,800,000
Payments of Debt Issuance Costs				$ 247,500
Eurobank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				6.00%
Nord LB [Member]
Debt Instrument, Periodic Payment			$ 467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			7,262,000
Proceeds from Issuance of Long-term Debt			13,800,000
Payments of Debt Issuance Costs			$ 187,335
Debt Instrument Number of Semi Annual Payments			14
Nord LB [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.95%
Pantelis Shipping Corp [Member]
Long-term Debt						$ 4,840,000
Debt Instrument, Refinance Term, Number of Quarterly Payments						4
Debt Instrument, Refinance Term, First Periodic Payment						$ 280,000
Debt Instrument, Refinance Term, Third Periodic Payment						560,000
Debt Instrument,Refinance Term, Balloon Payment to be Paid						3,720,000
Debt Instrument, Refinance Term, Fourth Periodic Payment						560,000
Debt Instrument Minimum Cash Balance							300,000
Debt Instrument, Refinance Term, Second Periodic Payment						$ 280,000
Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment		$ 720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		6,360,000
Long-term Debt		7,080,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Debt Instrument Number of Installments Payments Deferred						7
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 8,000,000
Long-term Debt						$ 11,600,000						$ 12,850,000
Property, Plant and Equipment Value to Outstanding Facility Amount						75.00%						130.00%
Debt Instrument Minimum Cash Balance							$ 600,000
Repayments of Long-term Debt						$ 1,250,000
Debt Instrument, Periodic Payment, Deferred						$ 350,000
Debt Instrument Number of Quarterly Payments						2
Debt Instrument, First Periodic Payment						$ 350,000
Debt Instrument, Third Periodic Payment						$ 725,000
Supplemental Agreement With HSBC Bank [Member] | Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member]
Debt Instrument Number of Installments Payments Deferred						6
Debt Instrument, Periodic Payment						$ 75,000
Debt Instrument, Deferred Amount						450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 653,915
Debt Instrument, Number of Periodic Payments						1
Debt Instrument Periodic Payment Terms Bullet Payment To Be Paid						$ 1,103,915
Asset Coverage Ratio Required by Debt Agreement						75.00%						130.00%
Supplemental Agreement With HSBC Bank [Member] | Pantelis Shipping Corp [Member]
Debt Instrument Number of Installments Payments Deferred						6
Debt Instrument, Periodic Payment						$ 280,000
Debt Instrument, Deferred Amount						1,680,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,160,000
Debt Instrument, Number of Periodic Payments						1
Debt Instrument Periodic Payment Terms Bullet Payment To Be Paid						$ 4,840,000
Supplemental Agreement with Noumea Shipping [Member] | Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment		720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,920,000
Debt Instrument, Number of Periodic Payments		3
Asset Coverage Ratio Required by Debt Agreement		110.00%
Finance Construction of Hull No DY 160 [Member]
Term Loan Facility Maximum Borrowing Capacity					$ 19,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery					62.50%
Line of Credit Facility, Commitment Fee Percentage					0.90%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery Charter Free					55.00%